INCOME TAX EXPENSES (Schedule of Taxes on Income Included in Income Statements) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
For the reported year:
Current	₪ 12		₪ 2	₪ 3
Deferred, see (c) above	15		5	4
In respect of previous years:
Current	(21)	[1]	(4)	(7)
Deferred, see (c) above	(22)	[1]	7
Income tax expenses (income)	₪ (16)		₪ 10		[2]

[1]	See also note 25(e)(1)
[2]	Representing an amount of less than 1 million.